Receivables and Payables (Details Narrative)	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)	Apr. 30, 2024 ILS (₪)	Jun. 06, 2023 USD ($)	Apr. 17, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Received compensation					$ 35,000,000	₪ 42,000,000
Other income	₪ 33,886,000	₪ 10,872,000	₪ 860,000
Cost of revenue	247,214,000	₪ 229,727,000	₪ 123,688,000
Debts and loans	43,500,000
Repayment of loans	12,200,000
Iron swords [member]
IfrsStatementLineItems [Line Items]
Received compensation	31,100,000
Receive tax authorities	56,000,000
Other income	30,000,000
Cost of revenue	₪ 57,000,000
Iron swords [member] | Nonadjusting event reporting [member]
IfrsStatementLineItems [Line Items]
Received compensation				₪ 57,300,000